Loan Receivables (Details) - Schedule of Provision for Loss Allowance Based on Past Due Status - MYR (RM)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	RM 272,225
Not past due [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	237,382
1 to 30 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	31,125
211 – 240 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL
Over 241 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL
31-60 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	3,102
61-210 days [Member]
Schedule of Provision for Loss Allowance Based on Past Due Status [Line Items]
Lifetime ECL	RM 616